Taxation - Tax Charge Reconciled to Profit Before Taxation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	£ 1,463.3	£ 2,109.3	[1]	£ 1,890.5	[1]
Tax at the corporation tax rate of 19.0%	278.0	406.0		378.1
Tax effect of share of results of associates	(8.3)	(21.8)		(10.0)
Irrecoverable withholding taxes	55.9	37.0		36.3
Items that are not deductible/(taxable) in determining taxable profit	28.7	(3.9)		9.4
Effect of different tax rates in subsidiaries operating in other jurisdictions	90.2	140.3		60.4
US Transition Tax related to unremitted foreign earnings	(7.3)	28.1
Effect of change in US tax rate on deferred tax balances		(234.1)
Origination and reversal of unrecognised temporary differences	7.5	(17.2)		(4.3)
Tax losses not recognised or utilised in the year	22.3	32.5		52.2
Utilisation of tax losses not previously recognised	(25.6)	(10.4)		(11.3)
Recognition of temporary differences not previously recognised	(8.4)	(68.3)		(29.4)
Net release of prior year provisions in relation to acquired businesses	(20.4)	(15.0)		(23.3)
Other prior year adjustments	(88.7)	(76.2)		(69.2)
Tax charge	£ 323.9	£ 197.0	[1]	£ 388.9	[1]
Effective tax rate on profit before tax	22.10%	9.30%		20.60%

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.